BASIS OF PRESENTATION, LIQUIDITY (Tables)	12 Months Ended
Dec. 31, 2016
BASIS OF PRESENTATION, LIQUIDITY
Schedule of impact of the changes to our Consolidated Financial Statement line items

	December 31, 2015
	Previously Reported	Adjustment	Restated
	In thousands
ASSETS
Current assets:
Cash and cash equivalents	$77,050	—	$77,050
Accounts receivable, net of allowances for doubtful accounts of $4,564	17,936	—	17,936
Inventories	17,470	—	17,470
Deferred costs	25,499	—	25,499
Prepaids and other current assets	11,388	—	11,388
Short-term restricted cash	12,264	—	12,264

Total current assets	161,607	—	161,607
Property, plant and equipment, net	1,510	—	1,510
Long-term investments	26,022	(6,501)	19,521
Long-term deferred costs	332	—	332
Long-term deferred tax assets	11,193	—	11,193
Other long-term assets	4,216	—	4,216

Total assets	204,880	(6,501)	198,379

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	16,400	—	16,400
Income taxes payable	9,906	—	9,906
Customer advances	30,976	—	30,976
Deferred revenue	16,965	—	16,965
Deferred tax liabilities	9,779	—	9,779
Other current liabilities	13,763	—	13,763

Total current liabilities	97,789	—	97,789
Long-term deferred revenue	8,554	—	8,554
Other long-term liabilities	8,259	—	8,259

Total liabilities	114,602	—	114,602

Commitments and contingencies (Note 12)
UTStarcom Holdings Corp. shareholders’ equity:
Ordinary shares: $0.00375 par value; 250,000 authorized shares; 38,465 shares issued at December 31, 2015, respectively; 36,735 shares outstanding at December 31, 2015	122	—	122
Additional paid-in capital	1,259,767	—	1,259,767
Treasury stock, at cost: 1,730 shares at December 31, 2015	(4,138)	—	(4,138)
Accumulated deficit	(1,226,943)	(6,501)	(1,233,444)
Accumulated other comprehensive income	61,470	—	61,470

Total UTStarcom Holdings Corp. shareholders’ equity	90,278	(6,501)	83,777

Total liabilities and equity	$204,880	$(6,501)	$198,379

	Years ended December 31, 2015
	Previously Reported	Adjustment	Restated
	(In thousands, except per shares amounts)
Net sales
Products	$87,361	—	$87,361
Services	29,742	—	29,742

	117,103	—	117,103
Cost of net sales
Products	65,891	—	65,891
Services	23,344	—	23,344

Gross profit	27,868	—	27,868

Operating expenses:
Selling, general and administrative	21,515	—	21,515
Research and development	11,342	—	11,342
Total operating expenses	32,857	—	32,857

Operating loss	(4,989)	—	(4,989)

Interest income	557	—	557
Interest expense	(76)	—	(76)
Other income, net	3,489	—	3,489
Equity pick up of loss of associates	(13,954)	—	(13,954)
Investment Impairment	(9,846)	(6,501)	(16,347)

Loss before income taxes	(24,819)	(6,501)	(31,320)

Income tax benefit	4,162	—	4,162

Net loss	(20,657)	(6,501)	(27,158)

Net loss attributable to non-controlling interests	—	—	—

Net loss attributable to UTStarcom Holdings Corp.	$(20,657)	$(6,501)	$(27,158)

Net loss per share attributable to UTStarcom Holdings Corp.—Basic and Diluted	$(0.56)	$(0.18)	$(0.74)

Weighted average shares outstanding—Basic and Diluted	37,003	37,003	37,003

	Years ended December 31, 2015
	Previously Reported	Adjustment	Restated
	(In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(20,657)	$(6,501)	$(27,158)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	2,202	—	2,202
Net loss on disposal of assets	180	—	180
Reversal of tax payable	(7,747)	—	(7,747)
Equity pick up of losses of an associate	13,954	—	13,954
Investment Impairment	9,846	6,501	16,347
Gain on sale of short- term investment	(1,529)	—	(1,529)
Stock‑based compensation expense	1,546	—	1,546
Provision for doubtful accounts	79	—	79
Deferred income taxes	1,030	—	1,030
Assets impairment	(538)	—	(538)
Changes in operating assets and liabilities
Accounts receivable	(1,491)	—	(1,491)
Inventories and deferred costs	35,973	—	35,973
Other assets	1,558	—	1,558
Accounts payable	(12,233)	—	(12,233)
Income taxes payable	3,369	—	3,369
Customer advances	(17,352)	—	(17,352)
Deferred revenue	(18,610)	—	(18,610)
Other liabilities	(1,216)	—	(1,216)

Net cash used in operating activities	(11,636)	—	(11,636)

CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property, plant and equipment	(917)	—	(917)
Change in restricted cash	707	—	707
Purchase of investment interests	(1,670)	—	(1,670)
Proceeds from refund of investment interests	16,228	—	16,228
Proceeds from sale of short-term investments	3,076	—	3,076

Net cash provided by investing activities	17,424	—	17,424

CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares	39	—	39
Repurchase of ordinary shares	(3,695)	—	(3,695)

Net cash used in financing activities	(3,656)	—	(3,656)

Effect of exchange rate changes on cash and cash equivalents	(2,906)	—	(2,906)

Net decrease in cash and cash equivalents	(774)	—	(774)

Cash and cash equivalents at beginning of year	77,824	—	77,824

Cash and cash equivalents at end of year	$77,050	—	$77,050